Earnings (loss) Per Share (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net (loss) income	$ 52,299,863	$ (9,472,074)	$ (107,271,525)
Deemed dividend on issuance of Series A Preferred Shares			(49,214,977)
Net (loss) income attributable to ordinary shareholders	$ 52,299,863	$ (9,472,074)	$ (156,486,502)
Denominator:
Weighted-average ordinary shares, outstanding-basic	108,962,637	88,849,206	46,255,574
Weighted-average ordinary shares, outstanding-diluted	115,495,173	88,849,206	46,255,574
Basic net (loss) earnings per share (in dollars per share)	$ 0.48	$ (0.11)	$ (3.38)
Diluted net (loss) earnings per share (in dollars per share)	$ 0.45	$ (0.11)	$ (3.38)